Investment Strategy	Apr. 30, 2026
Gabelli Growth Innovators ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will primarily invest in common stocks of companies that are relevant to the Fund’s investment theme of innovation. The Adviser defines “innovation” as the introduction of new technologies, products or services that redefines how businesses operate. The Fund seeks to invest in companies whose prospects for earnings growth remain undervalued. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Adviser will sell any Fund investments that lose their perceived value when compared with other investment alternatives in the judgment of the portfolio managers.

The Adviser uses fundamental security analysis to develop earnings forecasts for companies and to identify investment opportunities. The Adviser bases its analysis on general economic and industry data provided by the U.S. Government, various trade associations and other sources, and published corporate financial data such as annual reports, 10-Ks, and quarterly statements as well as direct interviews with company management. Generally, the Adviser makes investment decisions first by looking at individual companies and then by scrutinizing their growth prospects in relation to their industries and the overall economy. The Adviser seeks to invest in companies with high future earnings potential relative to their current market valuations.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting of U.S. exchange-listed common stock and preferred stock. The Fund may invest in companies without regard to market capitalization. Many of these common stocks will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, the forecasts for the issuer’s industry, and the value of the issuer’s assets. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Gabelli Love Our Planet & People ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in U.S. exchange-listed common and preferred stocks of companies that meet the Fund’s guidelines for sustainability at the time of investment. The Fund may also invest in foreign securities by investing in American Depositary Receipts. Under normal market conditions, the Fund invests its assets in stocks that are listed on a national securities exchange or similar market, such as the National Market System of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Fund focuses on investments in companies whose securities are trading at a material discount to their private market value (“PMV”). PMV is the value the Adviser believes informed investors would be willing to pay for a company.

Sustainability Criteria. The Fund combines a differentiated, value-oriented investment philosophy with consideration of certain factors used to deliver returns in a manner that promotes environmental sustainability. In determining the sustainability factors of a particular company, the investment team looks for companies that, among other actions, have initiated programs to reduce the carbon footprint and/or waste profile of their products, services or operations or that produce goods or services that promote attributes such as energy and water conservation, recycling, the reduction of greenhouse gases and harmful chemicals and sustainable agriculture and clean-label food. The Fund relies primarily on proprietary research conducted by the Adviser to reach a judgement on the sustainability of each investment candidate but may also employ third-party data services. Pursuant to the guidelines, the Fund will not invest in publicly traded fossil fuel (coal, oil, and gas) companies, or in companies that derive more than 10% of their revenues from the following areas: tobacco, cannabis, alcohol, gambling, and defense/weapons production.

After identifying companies that satisfy these criteria, the Adviser then will invest in securities of companies that the Adviser believes are trading at a material discount to PMV. The Adviser will monitor each holding on a regular basis to ensure its compliance with the Fund’s guidelines. Securities that no longer meet these guidelines will be sold within a reasonable period of time after the Adviser makes such a determination. Securities may also be sold if the Adviser believes the securities no longer appear to be underpriced relative to their PMV, or if there is a change to an underlying industry or company that the Adviser believes may negatively affect the value of such securities.

Gabelli Global Technology Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). Under normal market conditions, the Fund invests at least 80% of the value of its net assets in the securities of companies principally engaged in the group of industries comprising the technology sector. As a fundamental policy, the Fund will concentrate (invest at least 25% of the value of its net assets) in the securities of companies principally engaged in the group of industries comprising the technology sector. The Fund invests primarily in common stocks of foreign and domestic small capitalization, mid capitalization, and large capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries outside of the U.S., and at least 40% of the Fund’s total net assets are invested in securities of non-U.S. issuers or, if market conditions are not favorable, the Fund will invest at least 25% of the Fund’s assets outside the U.S. The Fund will favor investing in companies that the Adviser believes possess market leadership and competitive advantages. The Fund may invest in the equity securities of such companies, such as common stock, or preferred stock of such companies in accordance with the foregoing 80% policy. The Fund may also invest in foreign securities, including, but not limited to: (i) direct investments in securities of foreign issuers principally located in Japan, the United Kingdom, and Europe; and (ii) investments in American Depositary Receipts that represent indirect investments in securities of foreign issuers. The Fund may invest in companies without regard to market capitalization.

The Fund considers a company to be principally engaged in the group of industries comprising the technology sector if it devotes 50% of its assets to, or derives 50% of its revenues from, hardware, software and related services, data storage, and peripherals; communications services and equipment; semiconductors; and electronic equipment, instruments and components.

The Fund invests in equity securities of companies that the Adviser believes are leaders within their respective industries as demonstrated by the ability to deliver high relative returns on invested capital and proprietary technology, the proficiency to leverage technological expertise into a competitive advantage, and/or a proven track record of research and development resulting in new products, services, or technologies.

The Adviser’s investment philosophy with respect to buying and selling equity securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”). The Adviser defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics. The Adviser considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The Adviser also considers changes in economic and political outlooks as well as individual corporate developments. Further, the Adviser looks for a catalyst, something indigenous to the company, its industry or geographic positioning that may surface additional value, including, but not limited to, industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business. The Adviser expects to seek to sell any Fund investments that lose their perceived value relative to other investments, which could occur because of, among other things, a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

The Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return on or hedging the value of the Fund’s portfolio.

Gabelli Commercial Aerospace and Defense ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities in the aerospace and defense sectors. As a fundamental policy, the Fund will concentrate (invest at least 25% of the value of its net assets) in the securities of companies principally engaged in the group of industries comprising the aerospace and defense sectors. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment and weapons. The Fund defines an “aerospace and defense” company as a company that derives at least 50% of its revenues from, or devotes 50% of its assets to, aerospace and/or defense related activities or devotes 50% of its assets to, aerospace and/or defense related activities. Income producing equity securities (e.g., dividend paying securities) include U.S. exchange-listed common stock and preferred stock. The Fund may invest in companies without regard to market capitalization. The Fund may also invest in foreign securities by investing in American Depositary Receipts. In making stock selections, the Adviser looks for securities that have a better yield than the average of the Standard and Poor’s 500 Index (the “S&P 500 Index”), as well as capital gains potential. In selecting investments for the Fund, the Adviser focuses on issuers that:

●	have strong free cash flow and pay regular dividends;

●	have potential for long-term earnings per share growth;

●	may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business are well managed; and

●	will benefit from sustainable long-term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services

The Adviser also believes preferred stock of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. This leads to the possibility of capital appreciation if the price of the common stock recovers.

Gabelli Financial Services Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of the value of its net assets, in the securities of companies principally engaged in the group of industries comprising the financial services sector. As a fundamental policy, the Fund will concentrate (invest at least 25% of the value of its net assets) in the securities of companies principally engaged in the group of industries comprising the financial services sector. The Fund may invest in the equity securities of such companies, such as common stock, or preferred stock of such companies in accordance with the foregoing 80% policy. The Fund may also invest in foreign securities, including, but not limited to: (i) direct investments in securities of foreign issuers principally located in the United Kingdom, Europe, the European Union, and Japan; and (ii) investments in American Depositary Receipts that represent indirect investments in securities of foreign issuers. The Fund may invest in companies without regard to market capitalization.

The Fund considers a company to be principally engaged in the group of industries comprising the financial services sector if it devotes a significant portion of its assets to, or derives a significant portion of its revenues from, providing financial services. The Fund considers a company to be principally engaged in the group of industries comprising the financial services sector if it devotes 50% of its assets to, or derives 50% of its revenues from, providing financial services. Such services include but are not limited to the following: commercial, consumer, and specialized banking and financing; asset management; publicly-traded, government sponsored financial enterprises; insurance; accountancy; mortgage REITs; brokerage; securities exchanges and electronic trading platforms; financial data, technology, and analysis; and financial transaction and other financial processing services.

The Investment Company Act of 1940, as amended (the “1940 Act”), restricts the Fund from acquiring the securities of any company that derives more than 15% of its gross revenues from securities related activities, such as a broker, dealer, underwriter or a federally registered investment adviser (a “Securities Related Issuer”), subject to exception. Under Rule 12d3-1 under the 1940 Act, however, the Fund may generally purchase up to 5% of any class of equity securities of a Securities Related Issuer, or up to 10% of the outstanding principal amount of debt securities of a Securities Related Issuer, so long as, in each case, no more than 5% of the Fund’s total assets are invested in the Securities Related Issuer. These limitations are measured at the time of investment. Rule 12d3-1 may operate to limit the size of the Fund’s investment position with respect to one or more Securities Related Issuers. The 1940 Act also restricts the Fund from acquiring any security issued by an insurance company if the Fund owns, or will own as a result of the acquisition, more than 10% of the total outstanding voting stock of the insurance company. The 1940 Act may operate to limit the size of the Fund’s investment position with respect to one or more insurance companies.

The Adviser’s investment philosophy with respect to buying and selling equity securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”). The Adviser defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics. The Adviser considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The Adviser also considers changes in economic and political outlooks as well as individual corporate developments. Further, the Adviser looks for a catalyst, something indigenous to the company, its industry or geographic positioning that may surface additional value, including, but not limited to, industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business. The Adviser expects to seek to sell any Fund investments that lose their perceived value relative to other investments, which could occur because of, among other things, a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Gabelli High Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broad range of income producing securities, including debt, equity and hybrid instruments (the “80% Policy”). As part of the 80% Policy, under normal market conditions, the Fund will attempt to achieve its investment objective primarily by investing in high-yield corporate bonds and other debt instruments, with an emphasis on those rated below investment grade (including, but not limited to, bank loans in the form of assignments or participations, payment-in-kind securities, and deferred payment securities). The high-yield securities the Fund invests in may be fixed, variable, or floating rate. The Fund may invest in new issuances of high yield securities, distressed securities, and restricted or illiquid securities, including significant investments in Rule 144A securities. The Fund intends to invest primarily in higher yielding and generally lower quality debt securities (rated Ba1 / BB+ or below by a nationally recognized statistical rating organization (“NRSRO”) or unrated but determined by the Adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” In addition, as part of the 80% Policy, under normal market conditions, the Fund may also opportunistically invest in investment grade instruments, dividend-paying common stock, preferred stock, and other equity-related hybrid instruments, including convertible securities.

The Fund may also invest in collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”). CDOs are securitized interests in pools of generally non-mortgage-assets. Assets called collateral usually are comprised of loans or other debt instruments. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it. A CLO is a trust typically collateralized substantially by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. Senior tranches typically have higher ratings and lower yields than the CLO’s underlying securities and subordinated tranches and may be rated investment grade. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment or efficient portfolio management purposes, which may include altering the Fund’s exposure to currencies, interest rates, inflation, sectors, industries and individual issuers. These derivative instruments may include, among other things, options, futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps. The Fund will count the notional value of investments in derivative instruments towards compliance with the 80% Policy.

The Fund may also invest in other investment companies, including ETFs, if the investment companies invest principally in the types of investments in which the Fund may invest directly. To the extent the Fund invests in other investment companies, including ETFs, the Fund will consider the underlying holdings of such funds for purposes of compliance with the 80% Policy.

The Fund may also invest in fixed-income instruments of foreign issuers, including issuers of debt securities in emerging markets. The Fund considers a security to be from a developed country if its issuer is located in the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund considers a security to be an emerging markets security if its issuer is located outside of the countries listed above. Generally, the Fund invests in U.S. dollar denominated securities, however, the Fund may invest in securities denominated in foreign currencies.

The Fund has no average maturity limitations, but it typically invests in intermediate-term debt securities. The Fund may also invest in long-term debt securities and short-term money market instruments and U.S. government securities.

The Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Fund shares. The Adviser may determine that it is appropriate to invest a substantial portion of the Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil.

The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.

The Adviser generally utilizes a fundamental, bottom-up, long-only investment strategy by investing in issuers that the Adviser believes can carry debt loads through different economic cycles. The Adviser seeks to invest in issuers that demonstrate the ability to generate strong, sustainable cash flows, which may enable an issuer to decrease leverage and improve its credit rating. The Adviser also uses proprietary research to identify areas of relative value, within the high yield market that the Adviser believes to be undervalued/overvalued relative to the overall market. The Adviser seeks to invest in issuers with high quality business models that have attractive risk adjusted return characteristics. The Adviser believes that the disciplined execution of its investment process will enable it to select individual securities that have the potential to perform well in diverse market environments.

The Adviser will sell any Fund investments that, in the Adviser’s judgment, lose their perceived value relative to other investments.

Keeley Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and other equity-type securities (such as preferred stock, convertible debt securities and warrants) of dividend-paying companies, as defined below. While the Fund expects to invest primarily in small- and mid-cap companies, it may invest in companies of any market capitalization.

“Dividend-paying companies” have one or more of the following characteristics: (i) attractive dividend yields that, in the opinion of the Adviser, are relatively stable or expected to grow; (ii) that pay a small dividend, but could grow their dividend over the next few years; and (iii) that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as a share repurchase program. The Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long-term, income can contribute significantly to total return. Dividends also can help reduce the Fund’s volatility during periods of market turbulence and can help offset losses when stock prices are falling.

The Adviser’s investment philosophy with respect to buying and selling equity securities is to identify stocks that are selling in the public market at a discount to their intrinsic value. The Adviser defines intrinsic value as the product of a reasonable earnings multiple and an assessment of normalized future earnings. The Adviser considers factors such as price, earnings expectations, earnings and price histories, dividends and their sustainability, balance sheet characteristics, and perceived management skills. The Adviser also considers changes in economic and political outlooks as well as individual corporate developments. Further, the Adviser looks for a catalyst, something indigenous to the company, its industry or geographic positioning, that may surface additional value.

It is the Adviser’s intention for the Fund typically to hold securities for more than one year. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes over-weighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and other equity-type securities (such as preferred stock, convertible debt securities and warrants) of dividend-paying companies, as defined below.
Gabelli Opportunities in Live and Sports ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). Under normal market conditions, the Fund invests at least 80% of the value of its net assets in securities of companies principally engaged in the group of industries comprising the live media and entertainment and sports sectors. As a fundamental policy, the Fund will concentrate (invest at least 25% of the value of its net assets) in the securities of companies principally engaged in the sports, media and entertainment industries. The Fund may invest in the equity securities of such companies, such as common stock, or preferred stock of such companies in accordance with the foregoing 80% policy. The Fund may also invest in foreign securities, including, but not limited to, direct investments in securities of foreign issuers and investments in American Depositary Receipts that represent indirect investments in securities of foreign issuers. The Fund may invest in companies without regard to market capitalization. In addition, the Fund may invest up to 10% of the value of its net assets in option contracts in accordance with Rule 18f-4 under the 1940 Act.

The Fund considers a company to be principally engaged in the live media and entertainment sector if it devotes a significant portion of its assets to or derives at least 50% of its revenues from the development, production or distribution of live media and entertainment. Live media and entertainment include, but are not limited to, television and radio stations, motion picture companies, print publishing and providers of internet content, as well as satellite service providers, cable service providers and advertising service providers.

The Fund considers a company to be principally engaged in the group of industries comprising the sports sector if it devotes a significant portion of its assets to or derives at least 50% of its revenues from sports-related activities. Sports-related activities include, but are not limited to, the following: (i) the direct operation or ownership of sports teams or leagues; (ii) the development or monetization of sports-related real estate (e.g., stadiums, sports resorts, or experiential venues such as golf and ski destinations); (iii) the sale of sports related products or services (e.g., athletic apparel, equipment, or ticketing); and (iv) sports media and content distribution. A company with indirect or adjacent exposure to a sports-related activity—such as an event promoter, live entertainment company, or large conglomerate with business lines that own or operate sports assets—may also qualify for investment if the Adviser believes the sports-related component represents a meaningful portion of the company’s business value.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting of common stock and preferred stock. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, the forecasts for the issuer’s industry, and the value of the issuer’s assets. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund may also buy warrants, which are rights to purchase securities at a specified time at a specified price.

The Adviser’s investment philosophy with respect to buying and selling equity securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”). The Adviser defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics. The Adviser considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The Adviser also considers changes in economic and political outlooks as well as individual corporate developments. Further, the Adviser looks for a catalyst, something indigenous to the company, its industry or geographic positioning that may surface additional value, including, but not limited to, industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business. The Adviser expects to seek to sell any Fund investments that lose their perceived value relative to other investments, which could occur because of, among other things, a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of the value of its net assets in securities of companies principally engaged in the group of industries comprising the live media and entertainment and sports sectors.
Gabelli Equity Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including any assets purchased using borrowings for investment purposes) in income producing equity. The Fund may also invest in foreign securities by investing in American Depositary Receipts. In making stock selections, the Adviser looks for securities that have a better yield than the average of the Standard and Poor’s 500 Index (the “S&P 500 Index”), as well as capital gains potential. In selecting investments for the Fund, the Adviser focuses on issuers that:

●	have strong free cash flow and pay regular dividends;

●	have potential for long-term earnings per share growth;

●	may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business are well managed; and

●	will benefit from sustainable long-term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services

The Adviser also believes preferred stock of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. This leads to the possibility of capital appreciation if the price of the common stock recovers.

Gabelli Small & Mid Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities (such as U.S. exchange-listed common stock and preferred stock) of companies with small or medium sized market capitalizations (“small-cap” and “mid-cap” companies, respectively). The Fund may also invest in foreign securities by investing in American Depositary Receipts. A company’s market capitalization is generally calculated by multiplying the number of a company’s shares outstanding by its stock price. The Fund defines “small-cap companies” as those with a market capitalization generally less than $3 billion at the time of investment, and “mid-cap companies” as those with a market capitalization between $3 billion and $12 billion at the time of investment. The Fund may invest in equity securities of companies of any market capitalization, subject to its policy of investing at least 80% of its net assets in the equity securities of small-cap and/or mid-cap companies at the time of investment. The Fund may invest up to 25% of its net assets in securities of issuers in a single industry.

The Adviser’s investment philosophy with respect to equity securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”). The Adviser defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics. The Adviser also normally evaluates an issuer’s free cash flow and long-term earnings trends. Finally, the Adviser looks for a catalyst, something indigenous to the company, its industry or country that will surface additional value, including, but not limited to, industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business.

The Fund is intended for investors seeking long-term growth of capital. It is not intended for those who wish to play short-term swings in the stock market.

Gabelli Micro Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are considered micro-cap companies at the time the Micro Cap Fund makes its investment. The Fund defines as companies that have a market capitalization (defined as shares outstanding multiplied by the current market price) of $250 million or less at the time of the Fund’s investment. Equity securities include common stocks (including indirect holdings of common stock of foreign securities through American Depositary Receipts), as well as preferred stocks. The Fund will not purchase any securities that are illiquid at the time of purchase. Micro-cap companies may be engaged in new and emerging industries. Micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies. The Adviser’s investment philosophy with respect to buying and selling equity securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”), and the Fund focuses on micro-cap companies that appear to be underpriced relative to their PMV. PMV is the value the Adviser believes informed purchasers would be willing to pay to acquire a company or other assets with similar characteristics. The Adviser considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The Adviser also considers changes in economic and political outlooks as well as individual corporate developments. Further, the Adviser looks for catalysts, factors indigenous to the company, its industry or geographic positioning that may surface additional value, including, but not limited to, industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business.

Gabelli Green Energy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (measured at the time of purchase) in U.S. equity securities and American Depositary Receipts (“ADRs”) issued by clean energy companies which should benefit from evolution of the global energy industry to a cleaner and more environmentally responsible one. In order to generate current income, the Adviser also seeks to identity companies that have favorable income-paying histories and for which income payments are expected to continue to increase.

The Fund invests in clean energy production, transmission and distribution companies, and clean energy equipment and technology providers. For these purposes, “clean energy” sources include biomass, geothermal energy, hydroelectricity, solar and wind energy. The Fund considers nuclear and gas to be fuel sources that enable a low-carbon transition and thus will count toward the Fund’s 80% policy discussed above. For purposes of that policy, the Fund’s investments in clean energy companies may include: U.S. and depositary receipts of non-U.S. companies that have at least 50% of their assets, income, earnings, sales, or profits committed to, or derived from clean energy (or transmitting and delivering clean energy). The Fund may invest in companies that provide energy-saving solutions to companies engaged in the production or delivery of clean water and/or treating wastewater. In addition, the Fund may invest outside of its 80% policy in companies that transmit or deliver clean water and/or treat wastewater. The Fund cannot invest in coal, oil, or petroleum drillers or producers.

Clean energy companies include electric and gas utilities which have made a commitment to environmentally responsible energy (significant carbon reduction goals) and are in the process of a material transformation from some portion of fossil-fired or coal-fired generation to a more significant renewable energy and lower-carbon mix. In addition, some clean energy companies are considered to be industrials as they supply equipment, towers, solar panels, turbines, motors, pumps, or valves to the production generation or distribution of clean energy. The Adviser considers energy storage, battery storage, and battery storage companies to be an important element to optimizing renewable energy. Some information technology companies that provide or communicate valuable data resulting in efficiencies or conservation of energy may also be considered clean energy stocks. The Fund can invest in domestic or foreign companies (through ADRs) that are involved to a substantial extent in clean energy-related businesses.